Distribution Date:	12/16/22	Morgan Stanley Capital I Trust 2018-H4
Determination Date:	12/12/22
Next Distribution Date:	01/18/23
Record Date:	11/30/22	Commercial Mortgage Pass-Through Certificates
Series 2018-H4
Revision December 2022 Cycle
Loan 30315422 Principal payment revised

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212)	761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913)	253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Argentic Services Company LP
Mortgage Loan Detail (Part 1)	13-14		Andrew Hundertmark	(469)	609-2001	ahundertmark@argenticservices.com
			500 North Central Expressway, Suite 261 | Plano, TX 75074 | United States
Mortgage Loan Detail (Part 2)	15-16
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Principal Prepayment Detail	17	Representations Reviewer
Historical Detail	18		David Rodgers	(212)	310-9821
Delinquency Loan Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
Specially Serviced Loan Detail - Part 1	21		Corporate Trust Services (CMBS)			cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 2	22					trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

Certificate Distribution Detail

												Current	Original
			Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP		Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61691	RAA4	3.323000%	19,100,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61691	RAB2	4.179000%	32,900,000.00	30,449,727.90	463,401.30	106,041.18	0.00	0.00	569,442.48	29,986,326.60	30.85%	30.00%
A-SB	61691	RAC0	4.247000%	32,600,000.00	32,600,000.00	0.00	115,376.83	0.00	0.00	115,376.83	32,600,000.00	30.85%	30.00%
A-3	61691	RAD8	4.043000%	120,000,000.00	120,000,000.00	0.00	404,300.00	0.00	0.00	404,300.00	120,000,000.00	30.85%	30.00%
A-4	61691	RAE6	4.310000%	353,164,000.00	353,164,000.00	0.00	1,268,447.37	0.00	0.00	1,268,447.37	353,164,000.00	30.85%	30.00%
A-S	61691	RAH9	4.621000%	64,740,000.00	64,740,000.00	0.00	249,302.95	0.00	0.00	249,302.95	64,740,000.00	22.50%	21.88%
B	61691	RAJ5	4.923000%	37,849,000.00	37,849,000.00	0.00	155,275.52	0.00	0.00	155,275.52	37,849,000.00	17.61%	17.13%
C	61691	RAK2	5.070436%	35,856,000.00	35,856,000.00	0.00	151,504.62	0.00	0.00	151,504.62	35,856,000.00	12.98%	12.63%
D	61691	RAL0	3.000000%	26,000,000.00	26,000,000.00	0.00	65,000.00	0.00	0.00	65,000.00	26,000,000.00	9.63%	9.36%
E-RR	61691	RAP1	5.070436%	15,832,000.00	15,832,000.00	0.00	66,895.95	0.00	0.00	66,895.95	15,832,000.00	7.58%	7.38%
F-RR	61691	RAR7	5.070436%	20,916,000.00	20,916,000.00	0.00	88,377.69	0.00	0.00	88,377.69	20,916,000.00	4.88%	4.75%
G-RR	61691	RAT3	5.070436%	7,968,000.00	7,968,000.00	0.00	33,667.69	0.00	0.00	33,667.69	7,968,000.00	3.86%	3.75%
H-RR*	61691	RAV8	5.070436%	29,881,045.00	29,881,045.00	0.00	91,025.27	0.00	0.00	91,025.27	29,881,045.00	0.00%	0.00%
V	61691	RAX4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61691	RAY2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal				796,806,045.00	775,255,772.90	463,401.30	2,795,215.07	0.00	0.00	3,258,616.37	774,792,371.60

X-A	61691	RAF3	0.831457%	557,764,000.00	536,213,727.90	0.00	371,532.28	0.00	0.00	371,532.28	535,750,326.60
X-B	61691	RAG1	0.338016%	102,589,000.00	102,589,000.00	0.00	28,897.29	0.00	0.00	28,897.29	102,589,000.00
X-D	61691	RBA3	2.070436%	26,000,000.00	26,000,000.00	0.00	44,859.44	0.00	0.00	44,859.44	26,000,000.00
Notional SubTotal				686,353,000.00	664,802,727.90	0.00	445,289.01	0.00	0.00	445,289.01	664,339,326.60

Deal Distribution Total						463,401.30	3,240,504.08	0.00	0.00	3,703,905.38

*	Denotes the Controlling Class (if required)
(1)	Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and
	dividing the result by (A).
(2)	Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in
	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.												Page 2 of 27

Certificate Factor Detail
							Cumulative
						Interest Shortfalls	Interest
Class	CUSIP		Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61691	RAA4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61691	RAB2	925.52364438	14.08514590	3.22313617	0.00000000	0.00000000	0.00000000	0.00000000	17.30828207	911.43849848
A-SB	61691	RAC0	1,000.00000000	0.00000000	3.53916656	0.00000000	0.00000000	0.00000000	0.00000000	3.53916656	1,000.00000000
A-3	61691	RAD8	1,000.00000000	0.00000000	3.36916667	0.00000000	0.00000000	0.00000000	0.00000000	3.36916667	1,000.00000000
A-4	61691	RAE6	1,000.00000000	0.00000000	3.59166668	0.00000000	0.00000000	0.00000000	0.00000000	3.59166668	1,000.00000000
A-S	61691	RAH9	1,000.00000000	0.00000000	3.85083333	0.00000000	0.00000000	0.00000000	0.00000000	3.85083333	1,000.00000000
B	61691	RAJ5	1,000.00000000	0.00000000	4.10249993	0.00000000	0.00000000	0.00000000	0.00000000	4.10249993	1,000.00000000
C	61691	RAK2	1,000.00000000	0.00000000	4.22536312	0.00000000	0.00000000	0.00000000	0.00000000	4.22536312	1,000.00000000
D	61691	RAL0	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E-RR	61691	RAP1	1,000.00000000	0.00000000	4.22536319	0.00000000	0.00000000	0.00000000	0.00000000	4.22536319	1,000.00000000
F-RR	61691	RAR7	1,000.00000000	0.00000000	4.22536288	0.00000000	0.00000000	0.00000000	0.00000000	4.22536288	1,000.00000000
G-RR	61691	RAT3	1,000.00000000	0.00000000	4.22536270	0.00000000	0.00000000	0.00000000	0.00000000	4.22536270	1,000.00000000
H-RR	61691	RAV8	1,000.00000000	0.00000000	3.04625457	1.17910836	51.81839089	0.00000000	0.00000000	3.04625457	1,000.00000000
V	61691	RAX4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61691	RAY2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61691	RAF3	961.36309963	0.00000000	0.66611018	0.00000000	0.00000000	0.00000000	0.00000000	0.66611018	960.53227996
X-B	61691	RAG1	1,000.00000000	0.00000000	0.28168020	0.00000000	0.00000000	0.00000000	0.00000000	0.28168020	1,000.00000000
X-D	61691	RBA3	1,000.00000000	0.00000000	1.72536308	0.00000000	0.00000000	0.00000000	0.00000000	1.72536308	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	11/01/22 - 11/30/22	30	0.00	106,041.18	0.00	106,041.18	0.00	0.00	0.00	106,041.18	0.00
A-SB	11/01/22 - 11/30/22	30	0.00	115,376.83	0.00	115,376.83	0.00	0.00	0.00	115,376.83	0.00
A-3	11/01/22 - 11/30/22	30	0.00	404,300.00	0.00	404,300.00	0.00	0.00	0.00	404,300.00	0.00
A-4	11/01/22 - 11/30/22	30	0.00	1,268,447.37	0.00	1,268,447.37	0.00	0.00	0.00	1,268,447.37	0.00
X-A	11/01/22 - 11/30/22	30	0.00	371,532.28	0.00	371,532.28	0.00	0.00	0.00	371,532.28	0.00
X-B	11/01/22 - 11/30/22	30	0.00	28,897.29	0.00	28,897.29	0.00	0.00	0.00	28,897.29	0.00
A-S	11/01/22 - 11/30/22	30	0.00	249,302.95	0.00	249,302.95	0.00	0.00	0.00	249,302.95	0.00
B	11/01/22 - 11/30/22	30	0.00	155,275.52	0.00	155,275.52	0.00	0.00	0.00	155,275.52	0.00
C	11/01/22 - 11/30/22	30	0.00	151,504.62	0.00	151,504.62	0.00	0.00	0.00	151,504.62	0.00
X-D	11/01/22 - 11/30/22	30	0.00	44,859.44	0.00	44,859.44	0.00	0.00	0.00	44,859.44	0.00
D	11/01/22 - 11/30/22	30	0.00	65,000.00	0.00	65,000.00	0.00	0.00	0.00	65,000.00	0.00
E-RR	11/01/22 - 11/30/22	30	0.00	66,895.95	0.00	66,895.95	0.00	0.00	0.00	66,895.95	0.00
F-RR	11/01/22 - 11/30/22	30	0.00	88,377.69	0.00	88,377.69	0.00	0.00	0.00	88,377.69	0.00
G-RR	11/01/22 - 11/30/22	30	0.00	33,667.69	0.00	33,667.69	0.00	0.00	0.00	33,667.69	0.00
H-RR	11/01/22 - 11/30/22	30	1,506,787.95	126,258.26	0.00	126,258.26	35,232.99	0.00	0.00	91,025.27	1,548,387.67
Totals			1,506,787.95	3,275,737.07	0.00	3,275,737.07	35,232.99	0.00	0.00	3,240,504.08	1,548,387.67

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	3,703,905.38
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,291,444.31	Master Servicing Fee	8,150.77
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,678.75
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	323.02
ARD Interest	0.00	Operating Advisor Fee	1,309.20
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	245.50
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,291,444.31	Total Fees	15,707.25

Principal		Expenses/Reimbursements
Scheduled Principal	463,401.30	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	25,832.15
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	6,227.65
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	3,173.19
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	463,401.30	Total Expenses/Reimbursements	35,232.99

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,240,504.08
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	463,401.30
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,703,905.38
Total Funds Collected	3,754,845.61	Total Funds Distributed	3,754,845.62

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	775,255,772.92	775,255,772.92	Beginning Certificate Balance	775,255,772.90
(-) Scheduled Principal Collections	463,401.30	463,401.30	(-) Principal Distributions	463,401.30
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	774,792,371.62	774,792,371.62	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	776,193,152.73	776,193,152.73	Ending Certificate Balance	774,792,371.60
Ending Actual Collateral Balance	775,540,763.93	775,540,763.93

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.02)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.02)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.07%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	4	55,411,446.53	7.15%	63	5.2229	NAP	Defeased	4	55,411,446.53	7.15%	63	5.2229	NAP
10,000,000 or less	23	119,638,730.16	15.44%	70	5.2387	1.829545	1.40 or less	17	218,720,423.59	28.23%	72	5.4097	0.917711
10,000,001 to 20,000,000	14	207,928,253.30	26.84%	71	5.1684	1.264082	1.41 to 1.60	6	76,267,023.97	9.84%	72	5.1699	1.500791
20,000,001 to 30,000,000	10	246,813,941.63	31.86%	66	5.2313	1.648021	1.61 to 1.80	4	50,886,471.47	6.57%	71	5.0644	1.712219
30,000,001 to 40,000,000	2	80,000,000.00	10.33%	70	4.3756	2.015000	1.81 to 2.00	8	154,369,420.93	19.92%	69	4.7342	1.916199
40,000,001 to 55,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.20	7	159,142,812.13	20.54%	62	4.9433	2.118297
55,000,001 or greater	1	65,000,000.00	8.39%	72	4.8500	2.140000	2.21 or greater	8	59,994,773.00	7.74%	72	5.0863	2.559408
Totals	54	774,792,371.62	100.00%	69	5.0946	1.664910	Totals	54	774,792,371.62	100.00%	69	5.0946	1.664910
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is
	used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	24	55,411,446.53	7.15%	63	5.2229	NAP
							Defeased	24	55,411,446.53	7.15%	63	5.2229	NAP
Arizona	2	7,395,132.02	0.95%	72	5.4916	1.718048
							Industrial	3	44,770,000.00	5.78%	67	4.7470	2.119339
Arkansas	2	8,081,107.71	1.04%	41	5.5666	1.745444
							Lodging	24	146,173,975.94	18.87%	63	5.2037	1.437677
California	5	46,401,282.10	5.99%	72	5.0176	1.607768
							Mixed Use	4	20,445,132.02	2.64%	72	5.4040	1.901147
Connecticut	2	17,238,700.34	2.22%	72	5.1098	0.999786
							Multi-Family	7	65,007,492.57	8.39%	72	5.3316	1.407599
Florida	1	60,000,000.00	7.74%	67	4.1212	1.900000
							Office	31	235,913,676.47	30.45%	72	5.2369	1.621246
Georgia	11	55,062,869.74	7.11%	66	5.3456	1.025573
							Retail	16	190,509,743.32	24.59%	70	4.7600	1.732246
Illinois	5	18,928,735.82	2.44%	62	5.3730	1.885659
							Self Storage	5	16,560,903.75	2.14%	72	5.1534	2.468825
Indiana	5	22,094,914.63	2.85%	71	5.8049	0.986142
							Totals	114	774,792,371.62	100.00%	69	5.0946	1.664910
Louisiana	1	2,639,503.95	0.34%	72	5.2950	1.200000

Michigan	2	68,112,239.18	8.79%	72	4.8487	2.270330

Missouri	2	20,622,743.74	2.66%	72	5.0042	1.249409

Nevada	1	21,300,000.00	2.75%	72	5.2400	2.040000

New Jersey	1	14,900,000.00	1.92%	72	5.5230	1.410000

New York	3	40,000,000.00	5.16%	72	5.6150	1.140000

North Carolina	2	34,092,970.98	4.40%	72	5.7404	0.795778

Ohio	8	13,011,678.66	1.68%	12	5.2710	2.110000

Tennessee	3	70,176,591.46	9.06%	71	5.0802	1.941249

Texas	27	80,074,022.17	10.33%	71	5.0771	1.642950

Utah	1	5,707,867.86	0.74%	70	4.9200	2.910000

Virginia	2	25,890,564.71	3.34%	72	5.0049	1.203697

Washington	2	67,650,000.00	8.73%	72	4.8735	2.140392

Washington, DC	2	19,999,999.00	2.58%	71	4.9575	1.680000

Totals	114	774,792,371.62	100.00%	69	5.0946	1.664910

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	55,411,446.53	7.15%	63	5.2229	NAP	Defeased	4	55,411,446.53	7.15%	63	5.2229	NAP
	4.4999% or less	2	60,000,000.00	7.74%	67	4.1212	1.900000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.9999%	11	184,975,986.57	23.87%	72	4.8345	1.941319	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	37	474,404,938.52	61.23%	68	5.3042	1.508584	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	54	774,792,371.62	100.00%	69	5.0946	1.664910	37 months to 48 months	39	531,939,867.27	68.66%	69	5.1693	1.614236
								49 months or greater	11	187,441,057.82	24.19%	69	4.8449	1.761091
								Totals	54	774,792,371.62	100.00%	69	5.0946	1.664910
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	55,411,446.53	7.15%	63	5.2229	NAP	Defeased	4	55,411,446.53	7.15%	63	5.2229	NAP
	60 months or less	2	25,731,578.13	3.32%	12	5.3617	2.110000	Interest Only	17	346,874,999.00	44.77%	70	4.8909	1.892960
	61 months or greater	48	693,649,346.96	89.53%	71	5.0745	1.635529	300 months or less	2	22,054,580.73	2.85%	72	5.4121	1.227666
	Totals	54	774,792,371.62	100.00%	69	5.0946	1.664910	357 months or greater	31	350,451,345.36	45.23%	68	5.2561	1.441230
								Totals	54	774,792,371.62	100.00%	69	5.0946	1.664910
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	4	55,411,446.53	7.15%	63	5.2229	NAP				None
Underwriter's Information		4	70,688,442.57	9.12%	53	5.1033	1.807545
	12 months or less	43	592,708,471.64	76.50%	71	5.0226	1.696710
	13 months to 24 months	1	15,984,010.88	2.06%	71	5.9800	0.610000
	25 months or greater	2	40,000,000.00	5.16%	72	5.6150	1.140000
	Totals	54	774,792,371.62	100.00%	69	5.0946	1.664910
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

			Prop									Original Adjusted			Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity				Scheduled	Scheduled	Through
Pros ID		Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date				Date	Balance	Balance	Date
1		30315402	OF	Kirkland	WA	Actual/360	4.850%	262,708.33	0.00	0.00	N/A	12/01/28	-	-	65,000,000.00	65,000,000.00	12/01/22
2	A2C3	30315403	RT	Aventura	FL	Actual/360	4.121%	137,375.00	0.00	0.00	N/A	07/01/28	-	-	40,000,000.00	40,000,000.00	12/01/22
2	A2C5	30315404				Actual/360	4.121%	68,687.50	0.00	0.00	N/A	07/01/28	-	-	20,000,000.00	20,000,000.00	12/01/22
3	A3	30315405	LO	Nashville	TN	Actual/360	5.035%	104,895.83	0.00	0.00	N/A	10/06/28	-	-	25,000,000.00	25,000,000.00	12/06/22
3	A4	30315406				Actual/360	5.035%	104,895.83	0.00	0.00	N/A	10/06/28	-	-	25,000,000.00	25,000,000.00	12/06/22
4		30315407	IN	Romulus	MI	Actual/360	4.630%	154,333.33	0.00	0.00	N/A	12/01/28	-	-	40,000,000.00	40,000,000.00	12/01/22
5	A1	30315409	Various Various		NY	Actual/360	5.615%	116,979.17	0.00	0.00	N/A	12/06/28	-	-	25,000,000.00	25,000,000.00	12/06/22
5	A2	30315457				Actual/360	5.615%	70,187.50	0.00	0.00	N/A	12/06/28	-	-	15,000,000.00	15,000,000.00	12/06/22
6		30315410	OF	Greensboro	NC	Actual/360	5.771%	143,759.05	40,486.84	0.00	N/A	12/06/28	-	-	29,892,715.95	29,852,229.11	04/06/21
7		30315411	IN	Groveport	OH	Actual/360	5.220%	125,680.75	35,295.76	0.00	N/A	12/06/28	-	-	28,892,126.72	28,856,830.96	12/06/22
8		30315412	OF	Troy	MI	Actual/360	5.160%	121,032.10	34,761.01	0.00	N/A	12/06/28	-	-	28,147,000.19	28,112,239.18	12/06/22
9		30315413	LO	Various	Various	Actual/360	5.271%	95,131.85	26,214.35	0.00	12/01/23	06/02/23		12/01/23	21,657,792.48	21,631,578.13	12/01/22
9	A	30508489				Actual/360	5.271%	19,426.12	5,353.03	0.00	12/01/23	06/02/23	-	-	4,422,566.11	4,417,213.08	12/01/22
10		30315414	Various Various		TX	Actual/360	5.045%	109,728.75	0.00	0.00	N/A	12/06/28	-	-	26,100,000.00	26,100,000.00	12/06/22
11		30315415	RT	Alexandria	VA	Actual/360	5.004%	99,150.63	36,565.98	0.00	N/A	12/01/28	-	-	23,777,130.69	23,740,564.71	12/01/22
12		30315416	RT	Various	TX	Actual/360	5.010%	88,134.74	32,787.67	0.00	N/A	10/06/28	-	-	21,110,118.17	21,077,330.50	12/06/22
13		30315417	MF	LasVegas	NV	Actual/360	5.240%	93,010.00	0.00	0.00	N/A	12/01/28	-	-	21,300,000.00	21,300,000.00	12/01/22
14		30315418	RT	Washington	DC	Actual/360	4.957%	82,625.00	0.00	0.00	N/A	11/06/28	-	-	19,999,999.00	19,999,999.00	12/06/22
15		30315419	RT	Alcoa	TN	Actual/360	5.200%	83,461.90	23,614.72	0.00	N/A	12/06/28	-	-	19,260,439.21	19,236,824.49	12/06/22
16		30315420	Various Chicago		IL	Actual/360	4.990%	78,779.63	0.00	0.00	N/A	11/06/28	-	-	18,945,000.00	18,945,000.00	12/06/22
17		30315421	LO	Various	GA	Actual/360	5.500%	71,624.24	32,463.59	0.00	N/A	12/06/28	-	-	15,627,106.15	15,594,642.56	12/06/22
18		30315422	MF	Indianapolis	IN	Actual/360	5.980%	79,733.33	15,989.12	0.00	N/A	11/06/28	-	-	16,000,000.00	15,984,010.88	11/06/22
19		30315424	OF	Bridgewater	NJ	Actual/360	5.523%	68,577.25	0.00	0.00	N/A	12/06/28	-	-	14,900,000.00	14,900,000.00	12/06/22
20		30315425	OF	Greenwich	CT	Actual/360	5.140%	59,540.33	20,907.69	0.00	N/A	12/01/28	-	-	13,900,466.06	13,879,558.37	12/01/22
21		30315426	RT	Stockton	CA	Actual/360	5.170%	56,476.07	17,222.63	0.00	N/A	12/01/28	-	-	13,108,566.56	13,091,343.93	12/01/22
22		30315427	LO	LosAngeles	CA	Actual/360	4.893%	54,230.75	0.00	0.00	N/A	01/01/29	-	-	13,300,000.00	13,300,000.00	12/01/22
23		30315428	LO	Atlanta	GA	Actual/360	5.343%	55,305.06	18,069.04	0.00	N/A	12/06/28	-	-	12,421,124.21	12,403,055.17	12/06/22
24		30315429	MF	KansasCity	MO	Actual/360	5.020%	52,291.67	0.00	0.00	N/A	12/01/28	-	-	12,500,000.00	12,500,000.00	12/01/22

© 2021 Computershare. All rights reserved. Confidential.																		Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
25	30315430	RT	Houston	TX	Actual/360	4.847%	46,349.44	0.00	0.00	N/A	12/06/28	--	11,475,000.00	11,475,000.00	12/06/22
26	30315431	LO	Atlanta	GA	Actual/360	5.343%	47,103.93	15,389.60	0.00	N/A	12/06/28	--	10,579,208.50	10,563,818.90	12/06/22
27	30315432	LO	Houston	TX	Actual/360	5.180%	42,020.42	12,767.18	0.00	N/A	12/01/28	--	9,734,459.87	9,721,692.69	12/01/22
28	30315433	MU	Chicago	IL	Actual/360	5.240%	40,610.00	0.00	0.00	N/A	12/01/28	--	9,300,000.00	9,300,000.00	12/01/22
30	30315435	MF	KansasCity	MO	Actual/360	4.980%	33,758.22	11,767.78	0.00	N/A	12/01/28	--	8,134,511.52	8,122,743.74	12/01/22
31	30315436	RT	Centerville	UT	Actual/360	4.920%	23,439.20	9,009.32	0.00	N/A	10/01/28	--	5,716,877.18	5,707,867.86	12/01/22
32	30315437	Various Various		Various	Actual/360	5.030%	7,890.46	2,882.67	0.00	N/A	12/01/28	--	1,882,416.61	1,879,533.94	12/01/22
33	30315438	OF	LosAngeles	CA	Actual/360	4.850%	30,312.50	0.00	0.00	N/A	12/01/28	--	7,500,000.00	7,500,000.00	12/01/22
34	30315439	RT	SantaAna	CA	Actual/360	5.200%	28,085.64	21,364.33	0.00	N/A	12/01/28	--	6,481,302.50	6,459,938.17	12/01/22
35	30315440	LO	Lubbock	TX	Actual/360	5.578%	33,932.83	0.00	0.00	N/A	12/01/28	--	7,300,000.00	7,300,000.00	12/01/22
36	30315441	MU	Chicago	IL	Actual/360	5.615%	30,180.63	0.00	0.00	N/A	11/01/28	--	6,450,000.00	6,450,000.00	12/01/22
37	30315442	SS	Various	IN	Actual/360	5.347%	27,263.89	7,792.76	0.00	N/A	12/06/28	--	6,118,696.51	6,110,903.75	12/06/22
38	30315443	SS	SantaRosa	CA	Actual/360	4.975%	25,082.29	0.00	0.00	N/A	12/01/28	--	6,050,000.00	6,050,000.00	12/01/22
39	30315444	LO	Alpharetta	GA	Actual/360	5.343%	25,234.25	8,244.43	0.00	N/A	12/06/28	--	5,667,432.92	5,659,188.49	12/06/22
40	30315445	MF	Smyrna	GA	Actual/360	4.980%	18,542.75	6,898.25	0.00	N/A	12/01/28	--	4,468,132.25	4,461,234.00	12/01/22
41	30315446	SS	CollegeStation	TX	Actual/360	5.130%	18,810.00	0.00	0.00	N/A	12/06/28	--	4,400,000.00	4,400,000.00	12/06/22
42	30315447	OF	WinstonSalem	NC	Actual/360	5.525%	19,547.80	4,934.62	0.00	N/A	11/06/28	--	4,245,676.49	4,240,741.87	12/06/22
43	30315448	MU	Phoenix	AZ	Actual/360	5.418%	18,963.37	4,949.46	0.00	N/A	12/06/28	--	4,200,081.48	4,195,132.02	12/06/22
44	30315449	RT	Paragould	AR	Actual/360	5.285%	17,559.41	5,890.59	0.00	N/A	11/01/28	--	3,986,998.30	3,981,107.71	12/01/22
45	30315450	IN	Harrison	AR	Actual/360	5.840%	19,953.33	0.00	0.00	N/A	12/06/23	--	4,100,000.00	4,100,000.00	12/06/22
46	30315451	OF	Norwalk	CT	Actual/360	4.985%	13,974.63	4,862.44	0.00	N/A	12/01/28	--	3,364,004.41	3,359,141.97	12/01/22
47	30315452	SS	GrandJunction	CO	Actual/360	6.565%	17,481.74	3,040.51	0.00	N/A	12/06/23	--	3,195,443.00	3,192,402.49	12/06/22
48	30315453	OF	Phoenix	AZ	Actual/360	5.588%	14,901.33	0.00	0.00	N/A	12/06/28	--	3,200,000.00	3,200,000.00	12/06/22
49	30315454	MF	NewOrleans	LA	Actual/360	5.295%	11,663.91	3,875.93	0.00	N/A	12/01/28	--	2,643,379.88	2,639,503.95	12/01/22
50	30315455	RT	Puyallup	WA	Actual/360	5.450%	12,035.42	0.00	0.00	N/A	12/01/28	--	2,650,000.00	2,650,000.00	12/01/22
51	30315456	RT	Manassas	VA	Actual/360	5.015%	8,985.21	0.00	0.00	N/A	12/01/28	--	2,150,000.00	2,150,000.00	12/01/22
Totals							3,291,444.31	463,401.30	0.00				775,255,772.92	774,792,371.62
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

									Mortgage Loan Detail (Part 2)

					Most Recent Most Recent Appraisal									Cumulative	Current
		Most Recent	Most Recent		NOI Start		NOI End		Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID		Fiscal NOI	NOI		Date		Date		Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1		5,839,865.00	6,996,054.00		01/01/22		06/30/22	-	-	0.00	0.00	0.00	0.00	0.00	0.00
2	A2C3	137,907,617.00	141,913,699.00		01/01/22		06/30/22	-	-	0.00	0.00	0.00	0.00	0.00	0.00
2	A2C5	137,907,617.00	141,913,699.00		01/01/22		06/30/22	-	-	0.00	0.00	0.00	0.00	0.00	0.00
3	A3	7,214,080.32	17,478,408.80		07/01/21		06/30/22	-	-	0.00	0.00	0.00	0.00	0.00	0.00
3	A4	7,214,080.32	17,478,408.80		07/01/21		06/30/22	-	-	0.00	0.00	0.00	0.00	0.00	0.00
4		7,288,429.37	7,369,730.56		10/01/21		09/30/22	-	-	0.00	0.00	0.00	0.00	0.00	0.00
5	A1	3,373,176.56	708,758.81	-	-	-	-	-	-	0.00	0.00	0.00	0.00	0.00	0.00
5	A2	3,373,176.56	708,758.81	-	-	-	-	-	-	0.00	0.00	0.00	0.00	0.00	0.00
6		1,139,427.73	1,851,317.02		01/01/22		06/30/22		10/11/22	13,305,652.04	1,163,717.69	158,000.22	2,518,642.04	1,447,447.10	0.00
7		0.00	0.00	-	-	-	-	-	-	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
8		4,140,355.65	0.00	-	-	-	-	-	-	0.00	0.00	0.00	0.00	0.00	0.00
9		5,868,880.00	5,761,848.00	-	-	-	-	-	-	0.00	0.00	0.00	0.00	0.00	0.00
9	A	0.00	0.00	-	-	-	-	-	-	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
10		2,910,250.10	2,820,357.82	-	-	-	-	-	-	0.00	0.00	0.00	0.00	0.00	0.00
11		2,327,738.00	1,884,241.00		07/01/21		06/30/22	-	-	0.00	0.00	0.00	0.00	0.00	0.00
12		11,027,874.74	10,925,866.36	-	-	-	-	-	-	0.00	0.00	0.00	0.00	0.00	0.00
13		2,123,168.90	2,371,507.31		01/01/22		09/30/22	-	-	0.00	0.00	0.00	0.00	0.00	0.00
14		1,560,703.00	1,689,792.00		07/01/21		06/30/22	-	-	0.00	0.00	0.00	0.00	0.00	0.00
15		2,348,329.16	2,598,685.81		01/01/22		06/30/22	-	-	0.00	0.00	0.00	0.00	0.00	0.00
16		1,786,905.36	1,749,695.61	-	-	-	-	-	-	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
17		1,142,776.58	1,626,091.41		07/01/21		06/30/22	-	-	0.00	0.00	0.00	0.00	0.00	0.00
18		0.00	0.00	-	-	-	-	-	-	0.00	0.00	191,378.23	191,378.23	0.00	0.00
19		2,496,484.68	2,492,834.91		01/01/22		09/30/22	-	-	0.00	0.00	0.00	0.00	0.00	0.00
20		1,259,802.00	944,276.00		01/01/22		06/30/22	-	-	0.00	0.00	0.00	0.00	0.00	0.00
21		1,436,911.44	0.00	-	-	-	-	-	-	0.00	0.00	0.00	0.00	0.00	0.00
22		444.00	1,105,352.00		01/01/22		06/30/22	-	-	0.00	0.00	0.00	0.00	0.00	0.00
23		478,112.40	600,038.48		10/01/21		09/30/22	-	-	0.00	0.00	0.00	0.00	0.00	0.00
24		920,345.79	871,221.76		01/01/22		09/30/22	-	-	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.																	Page 15 of 27

							Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal								Cumulative	Current
	Most Recent	Most Recent		NOI Start		NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI		Date		Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
25	920,381.66	950,323.02		01/01/22		09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
26	401,566.53	466,972.17		10/01/21		09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
27	975,565.73	1,374,960.64		01/01/22		09/30/22	--	0.00	0.00	0.00	0.00	2,910.99	0.00
28	243,524.51	970,320.92		01/01/22		06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
30	723,556.96	649,342.85		10/01/21		09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,339,062.00	1,256,831.00		07/01/21		06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
32	260,108.00	434,710.00	-	-	-	-	--	0.00	0.00	0.00	0.00	0.00	0.00
33	922,874.24	961,245.45		01/01/22		06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
34	853,880.76	958,881.97		07/01/21		06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
35	505,937.16	719,292.00		01/01/22		06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
36	534,431.09	666,406.25		01/01/22		06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
37	842,340.23	694,845.66	-	-	-	-	--	0.00	0.00	0.00	0.00	0.00	0.00
38	592,519.16	688,619.40		01/01/22		06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
39	161,439.19	387,474.44		10/01/21		09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
40	547,299.95	677,293.04		10/01/21		09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
41	480,737.52	802,705.41		01/01/22		09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
42	508,582.04	495,715.67		01/01/22		09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
43	595,832.08	749,861.38		01/01/22		09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
44	474,940.51	432,595.77		01/01/22		09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
45	524,865.42	517,348.77		10/01/21		09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
46	425,630.60	403,698.07		01/01/22		09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	-	-	-	-	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	184,391.64	47,463.55		01/01/22		03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
49	189,874.61	230,937.57		01/01/22		06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
50	331,211.44	325,680.42		01/01/22		09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
51	297,530.40	309,549.64		01/01/22		06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	366,924,635.09	390,033,718.33						13,305,652.04	1,163,717.69	349,378.45	2,710,020.27	1,450,358.09	0.00

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments				Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff		Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount		Coupon	Remit	WAM¹
Date
12/16/22	0	0.00	0	0.00	1	29,852,229.11	1	15,984,010.88	1	29,852,229.11	0	0.00	0	0.00	0		0.00	5.094636%	5.070322%	69
11/18/22	0	0.00	0	0.00	1	29,892,715.95	1	16,000,000.00	1	29,892,715.95	0	0.00	0	0.00	0		0.00	5.094749%	5.070436%	70
10/17/22	0	0.00	0	0.00	1	29,928,234.31	1	16,000,000.00	1	29,928,234.31	0	0.00	0	0.00	0		0.00	5.094831%	5.070520%	71
09/16/22	0	0.00	0	0.00	1	29,968,357.37	1	16,000,000.00	1	29,968,357.37	0	0.00	0	0.00	0		0.00	5.094924%	5.070614%	72
08/17/22	0	0.00	0	0.00	1	30,003,501.69	1	16,000,000.00	1	30,003,501.69	0	0.00	0	0.00	0		0.00	5.095006%	5.070697%	73
07/15/22	0	0.00	0	0.00	1	30,038,472.23	1	16,000,000.00	1	30,038,472.23	0	0.00	0	0.00	0		0.00	5.095087%	5.070779%	74
06/17/22	0	0.00	0	0.00	1	30,078,067.68	1	16,000,000.00	1	30,078,067.68	0	0.00	0	0.00	0		0.00	5.095178%	5.070872%	75
05/17/22	0	0.00	0	0.00	1	30,112,669.50	1	16,000,000.00	1	30,112,669.50	0	0.00	0	0.00	0		0.00	5.095258%	5.070953%	76
04/18/22	0	0.00	0	0.00	1	30,151,909.83	1	16,000,000.00	1	30,151,909.83	1	21,825,626.16	0	0.00	0		0.00	5.095349%	5.071045%	77
03/17/22	0	0.00	0	0.00	2	46,186,146.50	1	16,000,000.00	1	30,186,146.50	0	0.00	0	0.00	0		0.00	5.095428%	5.071125%	78
02/17/22	0	0.00	0	0.00	2	46,234,682.34	1	16,000,000.00	1	30,234,682.34	0	0.00	0	0.00	0		0.00	5.095539%	5.071238%	79
01/18/22	0	0.00	0	0.00	2	46,268,509.71	1	16,000,000.00	1	30,268,509.71	0	0.00	0	0.00	0		0.00	5.095617%	5.071317%	80
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																			Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing		Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer		Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date		Code²	Date	Date	REO Date
6	30315410	04/06/21	19	6	158,000.22	2,518,642.04	4,960,258.15	30,584,632.30	07/13/20		7			11/11/21
18	30315422	11/06/22	0	B	191,378.23	191,378.23	0.00	16,000,000.00					08/03/21
Totals					349,378.45	2,710,020.27	4,960,258.15	46,584,632.30
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6	- DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7	- REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved			12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer			13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.														Page 19 of 27

Collateral Stratification and Historical Detail

Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0		0
0 - 6 Months		4,417,213	4,417,213		0		0
7 - 12 Months		28,923,981	28,923,981		0		0
13 - 24 Months		0	0		0		0
25 - 36 Months		0	0		0		0
37 - 48 Months		0	0		0		0
49 - 60 Months		0	0		0		0
> 60 Months		741,451,178	695,614,938		0		45,836,240

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days		REO/Foreclosure

Dec-22	774,792,372	728,956,132	0		0	0	29,852,229
Nov-22	775,255,773	729,363,057	0		0	0	29,892,716
Oct-22	775,655,667	729,727,433	0		0	0	29,928,234
Sep-22	776,099,384	730,131,027	0		0	0	29,968,357
Aug-22	776,495,477	730,491,975	0		0	0	30,003,502
Jul-22	776,889,786	746,851,314	0		0	0	30,038,472
Jun-22	777,328,121	747,250,053	0		0	0	30,078,068
May-22	777,718,678	747,606,009	0		0	0	30,112,670
Apr-22	778,153,399	732,001,489	0		0	0	46,151,910
Mar-22	778,540,238	732,354,091	0		0	0	46,186,147
Feb-22	779,063,499	732,828,817	0		0	0	46,234,682
Jan-22	779,446,236	733,177,727	0		0	0	46,268,510
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.								Page 20 of 27

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
6	30315410	29,852,229.11	30,584,632.30	28,500,000.00	04/06/22	1,541,844.02	0.70000	06/30/22	12/06/28	311
Totals		29,852,229.11	30,584,632.30	28,500,000.00		1,541,844.02

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
6	30315410	OF	NC	07/13/20	7
	"12/12/2022- The Trust took title December 2, 2021. The REO property has 325,184 sf GLA and the occupancy is currently 70%. Per CoSar, the Greensboro CBD submarket totals 5.1MM s.f. with a 7.1% vacancy rate and net absorption was
	positive 55,000 SF as o f 3Q2022. Servicer will hold the asset to pursue leasing to renew existing tenants and stabilize occupancy while evaluating exit timing. Cushman & Wakefield were retained to manage and lease the office building.
	Property is 70% leased as of 12/2022.
	"

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6	- DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7	- REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer		13	- TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.									Page 22 of 27

Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
9	30315413	26,309,174.47	5.27100%	26,309,174.47 5.27100%		8	03/03/22	03/01/22	03/22/22
17	30315421	16,448,435.06	5.50000%	16,448,435.06 5.50000%		8	07/16/20	07/16/20	08/10/20
Totals		42,757,609.53		42,757,609.53
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 27

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 27

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 27

Interest Shortfall Detail - Collateral Level

				Special Servicing Fees									Modified
			Deferred						Non-		Reimbursement of	Other	Interest
		Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID		Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	A3	0.00	0.00	0.00	0.00	629.37	0.00	0.00	0.00	0.00	0.00	0.00	0.00
3	A4	0.00	0.00	0.00	0.00	629.37	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6		0.00	0.00	6,227.65	0.00	0.00	25,832.15	0.00	0.00	0.00	0.00	0.00	0.00
18		0.00	0.00	0.00	0.00	1,914.45	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total		0.00	0.00	6,227.65	0.00	3,173.19	25,832.15	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.										Collateral Shortfall Total		35,232.99

© 2021 Computershare. All rights reserved. Confidential.													Page 26 of 27

Supplemental Notes
Risk Retention
Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "Risk Retention SpecialNotices" tab for the MSC 2018-H3 transaction, certain information provided to the Certificate Administrator regarding the Retaining Sponsor's compliance with the Retention Covenant. Investors should referto the Certificate Administrator's website for all such information.

© 2021 Computershare. All rights reserved. Confidential.	Page 27 of 27